Research Agreements (Details)	3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended				1 Months Ended			0 Months Ended			3 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended	1 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended			0 Months Ended				3 Months Ended		12 Months Ended							1 Months Ended		3 Months Ended			0 Months Ended		3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2014 Series A-5 USD ($)	Mar. 31, 2014 Series A-6 USD ($)	Mar. 31, 2014 Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Maximum USD ($) item	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Maximum USD ($) item	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Nordic USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Nordic Maximum USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Nordic Maximum EUR (€)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Nordic Series A-6 Maximum USD ($)	Feb. 28, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Pass-through costs USD ($)	Mar. 31, 2013 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2012 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study item	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Per patient costs for enrolled patients USD ($)	Mar. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Per patient costs for enrolled patients USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Per patient costs for enrolled patients USD ($)	Dec. 31, 2012 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Per patient costs for enrolled patients USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Per patient costs for enrolled patients USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Per patient costs for enrolled patients USD ($)	Mar. 31, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Per patient costs for enrolled patients USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Per patient costs for enrolled patients USD ($)	Dec. 31, 2012 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Per patient costs for enrolled patients USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Per patient costs for enrolled patients USD ($)	Mar. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Per patient costs for enrolled patients USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Per patient costs for enrolled patients USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum EUR (€)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study item	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study United States item	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study United States item	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study United States Maximum USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study United States Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study United States Maximum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study United States Maximum EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study India item	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study India item	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study India Maximum USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study India Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study India Maximum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study India Maximum EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Extension Clinical Study Per patient costs for enrolled patients	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Extension Clinical Study Per patient costs for enrolled patients	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study item	Mar. 31, 2014 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study Maximum USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study Maximum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study Maximum EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6	May 17, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-5 USD ($)	Mar. 29, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-5 EUR (€)	May 17, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-5 Former Operating Company	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-6 USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-6 Maximum USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-6 Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-6 Maximum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-6 Maximum EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-6 Minimum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-6 Minimum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-TD Phase 2 Clinical Study Nordic Series A-6	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-TD Phase 2 Clinical Study Nordic Series A-6 Minimum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Maximum USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Maximum EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Maximum USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Minimum USD ($)	Dec. 06, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic USD ($)	Dec. 06, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic EUR (€)	Dec. 06, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum USD ($)	Dec. 06, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum EUR (€)
Research Agreements
Number of countries where study was to be conducted																										10																																	12
Number of additional countries where study will be conducted																																												2
Number of additional study sites																																													5	5					15	15
Final payments, number of euro-denominated installments									2	2	2	2
Final payments, number of U.S dollar-denominated installments									2	2	2	2
Amount of euro-denominated payments required over the course of Clinical Study									$ 56,700,000	€ 41,200,000	$ 56,700,000	€ 41,200,000			$ 5,000,000	€ 3,600,000																								$ 10,300,000	€ 7,500,000	$ 6,200,000	€ 4,500,000				$ 1,700,000	€ 1,200,000	$ 1,700,000	€ 1,200,000			$ 988,775	€ 717,700	$ 988,919	€ 717,700								$ 5,100,000	€ 3,700,000	$ 5,100,000	€ 3,700,000																										$ 4,100,000	€ 3,000,000
Amount of U.S. dollar-denominated payments required over the course of Clinical Study									3,200,000		3,200,000				300,000																									1,100,000		600,000					143,369		143,369				289,663		289,663									205,540		205,540																											500,000
Value of shares agreed to be purchased																																																																						371,864
Purchase price per share of convertible preferred stock (in dollars per share)						$ 81.42	$ 81.42	$ 81.42																																																													$ 8.142								$ 81.42	$ 81.42		$ 81.42						$ 81.42
Additional term provided for standard-of-care treatment																		18 months																																																																					18 months	18 months
Dividend declared (in shares)																																																																				186,847				438,124							32,215		25,772
Shares sold																																																																					64,430
Proceeds from issuance of shares																																																																					525,154
Number of shares exchanged in the Merger																																																																							6,443
Aggregate value of quarterly stock dividends, payable in shares																	2,900,000																																																								50,700,000	36,800,000	50,700,000	36,800,000						6,200,000	4,500,000	10,300,000	7,500,000								4,100,000	3,000,000
Aggregate U.S. dollar value of quarterly stock dividends, payable in shares																																																																																		300,000		800,000									500,000
Number of shares due to the counter party																																																																								438,124							32,215		25,772
Number of shares due to the counter party after conversion of stock																																																																								1,921,596							141,294		113,035
Amount reflected in accrued expenses and other current liabilities resulting from services payable in cash														500,000					1,300,000								12,500,000																																													11,600,000									500,000
Amounts reflected in accrued expenses and other current liabilities resulting from services payable in stock													4,800,000							600,000
Amount of initial payments for Euro-denominated installments																																																																																							300,000	222,573	1,100,000	806,468	1,100,000	806,468
Period for which research and development expense is recognized																												20 months		20 months			9 months		9 months		9 months		9 months																		19 months	19 months
Research and development expense	9,717,000	17,287,000	60,536,000	54,961,000	36,179,000																300,000	1,100,000	3,900,000	6,000,000	5,000,000			4,500,000	9,100,000	31,600,000	30,800,000	5,100,000		1,700,000	4,100,000	1,400,000	2,500,000	500,000	4,500,000
Reduction in amount of euro-denominated payments required over the course of clinical study																																																												16,451	11,941	16,454	11,941
Research and development expense related to costs incurred for preparatory and other start-up costs																																$ 11,000,000				$ 900,000